Guarantor and Non-Guarantor Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	$ 7,811.2	$ 5,692.7	$ 5,610.6
Cost of products sold	4,843.4	3,724.0	3,579.6
Gross Profit	2,967.8	1,968.7	2,031.0
Selling, distribution, and administrative expenses and other special project costs	1,646.2	1,087.9	1,014.4
Amortization	208.4	110.9	98.9
Other operating income – net	(32.1)	(2.1)	(1.3)
Operating Income	1,145.3	772.0	919.0
Interest (expense) income – net	(171.1)	(79.9)	(79.4)
Other debt costs	0.0	(173.3)	0.0
Other income (expense) – net	3.7	4.2	10.1
Equity in net earnings of subsidiaries	0.0	0.0	0.0
Income Before Income Taxes	977.9	523.0	849.7
Income taxes	289.2	178.1	284.5
Net Income	688.7	344.9	565.2
Other comprehensive loss, net of tax	(38.6)	(58.2)	25.0
Comprehensive Income	650.1	286.7	590.2
Operating Segments [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	7,811.2	5,692.7	5,610.6
Gross Profit	1,654.6	1,133.5	1,200.6
Eliminations [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	(5,253.5)	(5,111.7)	(5,432.3)
Cost of products sold	(5,257.5)	(5,115.4)	(5,428.5)
Gross Profit	4.0	3.7	(3.8)
Selling, distribution, and administrative expenses and other special project costs	0.0	0.0	0.0
Amortization	0.0	0.0	0.0
Other operating income – net	0.0	0.0	0.0
Operating Income	4.0	3.7	(3.8)
Interest (expense) income – net	0.0	0.0	1.7
Other debt costs		0.0
Other income (expense) – net	63.4	0.0	(1.7)
Equity in net earnings of subsidiaries	(712.2)	(496.7)	(550.9)
Income Before Income Taxes	(644.8)	(493.0)	(554.7)
Income taxes	0.0	0.0	0.0
Net Income	(644.8)	(493.0)	(554.7)
Other comprehensive loss, net of tax	22.4	61.8	(33.4)
Comprehensive Income	(622.4)	(431.2)	(588.1)
The J.M. Smucker Company (Parent) [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	3,155.3	2,998.0	3,162.8
Cost of products sold	2,468.0	2,457.8	2,573.6
Gross Profit	687.3	540.2	589.2
Selling, distribution, and administrative expenses and other special project costs	290.9	234.9	197.1
Amortization	4.2	4.2	4.2
Other operating income – net	(25.2)	0.3	(1.3)
Operating Income	417.4	300.8	389.2
Interest (expense) income – net	(172.0)	(80.7)	(80.8)
Other debt costs		(173.3)
Other income (expense) – net	9.6	0.6	10.8
Equity in net earnings of subsidiaries	513.1	312.6	345.1
Income Before Income Taxes	768.1	360.0	664.3
Income taxes	79.4	15.1	99.1
Net Income	688.7	344.9	565.2
Other comprehensive loss, net of tax	(38.6)	(58.2)	25.0
Comprehensive Income	650.1	286.7	590.2
Guarantor Subsidiaries [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	1,184.5	1,184.0	1,278.8
Cost of products sold	1,083.3	1,080.0	1,166.0
Gross Profit	101.2	104.0	112.8
Selling, distribution, and administrative expenses and other special project costs	40.5	53.8	47.5
Amortization	0.0	0.0	0.0
Other operating income – net	1.1	(2.4)	0.9
Operating Income	59.6	52.6	64.4
Interest (expense) income – net	1.2	1.2	1.2
Other debt costs		0.0
Other income (expense) – net	1.2	0.1	0.0
Equity in net earnings of subsidiaries	138.3	131.4	141.4
Income Before Income Taxes	200.3	185.3	207.0
Income taxes	0.4	0.4	0.4
Net Income	199.9	184.9	206.6
Other comprehensive loss, net of tax	(1.7)	(18.5)	27.4
Comprehensive Income	198.2	166.4	234.0
Non-Guarantor Subsidiaries [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	8,724.9	6,622.4	6,601.3
Cost of products sold	6,549.6	5,301.6	5,268.5
Gross Profit	2,175.3	1,320.8	1,332.8
Selling, distribution, and administrative expenses and other special project costs	1,314.8	799.2	769.8
Amortization	204.2	106.7	94.7
Other operating income – net	(8.0)	0.0	(0.9)
Operating Income	664.3	414.9	469.2
Interest (expense) income – net	(0.3)	(0.4)	(1.5)
Other debt costs		0.0
Other income (expense) – net	(70.5)	3.5	1.0
Equity in net earnings of subsidiaries	60.8	52.7	64.4
Income Before Income Taxes	654.3	470.7	533.1
Income taxes	209.4	162.6	185.0
Net Income	444.9	308.1	348.1
Other comprehensive loss, net of tax	(20.7)	(43.3)	6.0
Comprehensive Income	$ 424.2	$ 264.8	$ 354.1